Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies:

Note 2

Summary of Significant Accounting Policies:

Basis of Preparation

The unaudited interim condensed financial statements have been prepared in accordance with U.S. GAAP for interim financial information and accordingly do not include all information and disclosures as required by U.S. GAAP for complete financial statements. The year-end unaudited interim condensed balance sheet was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. These unaudited interim condensed financial statements should be read in conjunction with the audited financial statements included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020 and any public announcements made by the Company during the interim reporting period.

In the opinion of management, these unaudited interim condensed financial statements reflect all adjustments necessary, which are of a normal recurring nature, to fairly state the balance sheets, statements of operating and comprehensive loss, changes in equity and cash flows for the interim reporting periods presented.

Use of Estimates

The preparation of the unaudited interim condensed financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts reported of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the interim reporting periods. Actual results could differ from those estimates and be based on events different from those assumptions. As part of these financial statements, the more significant estimates include (1) pension and other post-employment benefits, including certain asset values that are based on significant unobservable inputs; (2) the inputs used in determining the fair value of equity per share; (3) the beneficial conversion feature on the convertible loans and (4) valuation allowance related to the Company’s deferred tax assets.

Property and equipment

Property and equipment are recorded at cost, net of accumulated depreciation and any accumulated impairment losses. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The useful lives of property and equipment are five years for furniture and fixtures and three years for software.

Upon retirement or sale, the cost of disposed assets and their related accumulated depreciation are removed from the balance sheet. Any resulting net gains or losses on dispositions of property and equipment are included as a component of operating expenses within the Company’s statements of operating and comprehensive loss. Repair and maintenance costs that do not significantly add value to the property and equipment, or prolong its life, are charged to operating expense as incurred.

Deferred Offering Costs

Specific incremental legal, accounting and other fees and costs directly attributable to a proposed or actual offering of securities may properly be deferred and charged against the gross proceeds of such an offering. In the event the Company’s planned initial public offering did not occur or was significantly delayed, all of the costs would have been expensed. As of December 31, 2020, there were $946,912 of initial public offering costs, primarily consisting of legal, accounting and printing fees, that were capitalized and included in other non-current assets on the balance sheet. The costs deferred exclude any management and general and administrative expenses and only include costs that were related to the initial public offering. The deferred offering costs were charged against the gross proceeds of the initial public offering during the six months ended June 30, 2021.

Earnings per Share

Basic loss per common share is computed by dividing the net loss applicable to common shareholders by the weighted-average number of common shares outstanding during the year. Diluted loss per common share is computed similar to basic loss per share, except that the denominator is increased to include the number of additional potential common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Potential common shares are excluded from the computation for a period in which a net loss is reported or if their effect is anti-dilutive. The Company’s potential common shares consist of warrants, convertible promissory notes and convertible loans with their potential dilutive effect considered using the “if-converted” method. For the six months ended June 30, 2021, 5,409,746 common shares from warrants were excluded from the computation. For the year ended December 31, 2020, 50,205 shares related to convertible loans were excluded from the computation.

Segment Reporting

The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Company’s singular focus is on developing therapeutics for the treatment of neurobehavioral and neurocognitive disorders. All of the Company’s tangible assets are held outside the United States of America.